Organization and Business Description - Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities (Details)	12 Months Ended
Dec. 31, 2025
Ableview Brands Limited (“Ableview Brands”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	Feb. 25, 2021
Place of Incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products
Ableview Management Limited (“Ableview Management”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	May 25, 2021
Place of Incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products
Able View Enterprise Limited (“Able View”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	Nov. 18, 2015
Place of Incorporation	Hong Kong
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products
Shanghai Weitong Trading Co., Ltd. (“Weitong”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	May 28, 2015
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products and provision of operation services
Shanghai Jingnan Medicial Appliances Co., Ltd. (“Shanghai Jingnan”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	Nov. 16, 2022
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products
Healthy Great Pte. Ltd. (“Ableview Singapore”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	Dec. 07, 2022
Place of Incorporation	Singapore
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products
Shanghai Jinglu Trading Co., Ltd. (“Shanghai Jinglu”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	Nov. 24, 2020
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products and provision of operation services
Beijing Jingyuan Trading Co., Ltd. (“Beijing Jingyuan”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	Oct. 14, 2020
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products
Wuhan Jingtong Trading Co., Ltd. (“Wuhan Jingtong”) [Member]
Schedule of Consolidated Financial Statements Reflected the Financial Information of the Following Entities [Line Items]
Date of Incorporation	May 16, 2025
Place of Incorporation	PRC
Percentage of effective ownership	100.00%
Principal activities	Importing and selling cosmetics and other beauty products